Net Income/Loss Per Share	6 Months Ended
Jun. 30, 2024
Net Income/Loss Per Share [Abstract]
NET INCOME/LOSS PER SHARE

13. NET INCOME/LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Six months ended June 30,
	2023	2024
	$	$
	Unaudited	Unaudited
Numerator:
Numerator for basic and diluted net (loss) income per share	(2,195)	216
Denominator:
Denominator for basic and diluted net (loss) income per share weighted average ordinary shares outstanding	55,525,314	57,127,524

Basic and diluted net (loss) income per share	(0.0395)	0.0038
Basic and diluted net (loss) income per ADS (Note i)	(0.7900)	0.0760

(Note i) In February 2024, the Company changed the ratio of its American depositary shares (“ADSs”) to its Class A ordinary shares from one (1) ADS, representing two (2) Class A ordinary shares, to one (1) ADS representing twenty (20) Class A ordinary shares.

Basic (loss) income per share is computed using the weighted average number of the ordinary shares outstanding during the six months ended June 30, 2023 and 2024. Diluted (loss) income per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the six months ended June 30, 2023 and 2024.